Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 25,353,785	$ 17,752,778
Additions		1,568,222
Share Profit (Loss)	8,413,675	5,702,088	$ 3,281,241
Dividends Declared		(68,676)
Foreign Currency Translation	3,174,037	322,268
Other Comprehensive Income		13,494	1,043,185
Other Increase (Decrease)	(4,587,078)	56,057
Investments accounted for using Equity Method, before negative equity provision Ending balance	32,354,419	25,346,231
Negative Equity Provision	349,344	7,554
Investments accounted for using Equity Method, Ending balance	$ 32,703,763	$ 25,353,785	17,752,778
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 19,668,637	$ 12,404,147
Share Profit (Loss)	9,176,565	6,688,098
Foreign Currency Translation	3,224,455	576,392
Investments accounted for using Equity Method, before negative equity provision Ending balance	32,069,657	19,668,637
Investments accounted for using Equity Method, Ending balance	$ 32,069,657	$ 19,668,637	12,404,147
Enel Argentina S A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	0.0793%	0.0793%
Investments accounted for using Equity Method, Beginning balance	$ 283,362	$ 388,328
Share Profit (Loss)	(40,782)	60,300
Dividends Declared		(68,676)
Foreign Currency Translation	(30,912)	(252,284)
Other Increase (Decrease)	309,145	155,694
Investments accounted for using Equity Method, before negative equity provision Ending balance	520,813	283,362
Investments accounted for using Equity Method, Ending balance	$ 520,813	$ 283,362	388,328
Energas Marina SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	25.00%	25.00%
Investments accounted for using Equity Method, Beginning balance	$ 58,859
Additions		$ 98,222
Share Profit (Loss)	54,434	61,702
Foreign Currency Translation		(1,428)
Other Increase (Decrease)		(99,637)
Investments accounted for using Equity Method, before negative equity provision Ending balance	113,293	58,859
Investments accounted for using Equity Method, Ending balance	$ 113,293	$ 58,859
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	49.00%	49.00%
Investments accounted for using Equity Method, Beginning balance	$ 5,342,927	$ 4,960,303
Additions		1,470,000
Share Profit (Loss)	(446,704)	(1,100,870)
Other Comprehensive Income		13,494
Other Increase (Decrease)	$ (4,896,223)
Investments accounted for using Equity Method, before negative equity provision Ending balance		5,342,927
Investments accounted for using Equity Method, Ending balance		$ 5,342,927	$ 4,960,303
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	50.00%	50.00%
Share Profit (Loss)	$ (329,838)	$ (7,142)
Foreign Currency Translation	(19,506)	(412)
Investments accounted for using Equity Method, before negative equity provision Ending balance	(349,344)	(7,554)
Negative Equity Provision	$ 349,344	$ 7,554